Shareholder Report, Average Annual Return (Details) 191874_Congress SMid Growth ETF_TF_TSR Annual {TF}	12 Months Ended	26 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Congress SMid Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Congress SMid Growth ETF NAV
Average Annual Return, Percent	14.09%	13.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	23.96%
Russell 2500 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Total Return
Average Annual Return, Percent	15.78%	16.57%